10-K Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment at December 31 was as follows:

	2022	2021	Weighted Average Depreciable Life in Years
	(In thousands)
Land	$150,809	$149,066	—
Aggregate reserves	592,097	584,683	*
Buildings and improvements	165,833	149,262	21
Machinery, vehicles and equipment	1,492,506	1,414,260	12
Construction in progress	88,163	50,426	—
Less: accumulated depreciation and depletion	1,174,195	1,097,387
Net property, plant and equipment	$1,315,213	$1,250,310
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*Depleted on the units-of-production method based on proven and probable aggregate reserves.